Restatement of Financial Statements:	6 Months Ended
Jun. 30, 2018
Restatement of Financial Statements: [Abstract]
Restatement of Financial Statements:

Note 3.      Restatement of Financial Statements:

In connection with the preparation of the Company's unaudited interim consolidated financial statements for the three and nine months ended September 30, 2018, an error was identified in the income tax calculation for the three month period ended June 30, 2018, which impacts the Company's previously filed unaudited interim financial statements for the three and six month periods ended June 30, 2018. Income tax expense was overstated by $6,566,898 due to the incorrect allocation of income to a taxing jurisdiction with differing tax rates and in which the Company had different tax loss carryforwards (See Note 12, Income Tax (Restated)). These unaudited interim consolidated financial statements have been restated to correct this error.

The following table presents the effect of this restatement on the individual line items within the Company's unaudited interim Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Statements of Cash Flows and Balance Sheets.

	Three Months Ended June 30, 2018			Six Months Ended June 30, 2018
	As Previously Reported	Adjustment	As Restated	As Previously Reported	Adjustment	As Restated
Income tax expense	$(18,490,873)	$6,566,898	$(11,923,975)	$(19,090,163)	$6,566,898	$(12,523,265)
Net income for the period	60,558,162	6,566,898	67,125,060	57,492,311	6,566,898	64,059,209
Net income per share, basic and diluted	0.61	0.06	0.67	0.58	0.06	0.64
Comprehensive income for the period	60,558,162	6,566,898	67,125,060	57,492,311	6,566,898	64,059,209
Net increase in payables and expenses	$13,633,268	$(6,566,898)	$7,066,370	$11,664,304	$(6,566,898)	$5,097,406

	As at June 30, 2018
	As Previously Reported	Adjustment	As Restated
Deferred income tax	$ 9,330,191	$(6,566,898)	$ 2,763,293
Accumulated deficit	$(235,782,339)	$ 6,566,898	$(229,215,441)